PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

Voya Short Term Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 37 .7%
Basic Materials : 1 .0%
389,000
(1)
Albemarle Corp.,
4.650%,
06/01/2027 $ 379,145
0.1
450,000
(2)
Avient Corp., 5.750%,
05/15/2025 444,943
0.1
641,000  Ecolab, Inc., 1.650%,
02/01/2027 576,498
0.1
678,000  Ecolab, Inc., 2.700%,
11/01/2026 637,848
0.1
417,000  EIDP, Inc., 4.500%,
05/15/2026 409,554
0.1
666,000  Freeport-McMoRan,
Inc., 4.550%,
11/14/2024 657,096
0.1
827,000
(2)
Georgia-Pacific LLC,
1.750%,
09/30/2025 759,561
0.1
412,000
(2)
International Flavors
& Fragrances, Inc.,
1.832%,
10/15/2027 347,781
0.1
252,000  Nucor Corp., 2.000%,
06/01/2025 235,789
0.0
65,000  Nutrien Ltd., 4.900%,
03/27/2028 63,800
0.0
1,098,000  Nutrien Ltd., 5.950%,
11/07/2025 1,105,063
0.2
5,617,078
1.0
Communications : 2 .2%
906,000  Amazon.com, Inc.,
3.000%,
04/13/2025 874,404
0.2
582,000  Amazon.com, Inc.,
4.550%,
12/01/2027 578,692
0.1
160,000  AMC Networks, Inc.,
5.000%,
04/01/2024 157,666
0.0
513,000  AT&T, Inc., 1.700%,
03/25/2026 467,779
0.1
557,000  Bell Telephone Co.
of Canada or Bell
Canada US-3, 0.750%,
03/17/2024 538,242
0.1
759,000  British
Telecommunications
PLC, 4.500%,
12/04/2023 754,774
0.1
529,000  Comcast Corp.,
4.550%,
01/15/2029 519,758
0.1
406,000  Comcast Corp.,
5.250%,
11/07/2025 408,314
0.1
425,000  DISH DBS Corp.,
5.875%,
11/15/2024 372,249
0.1
444,000  Fox Corp., 3.050%,
04/07/2025 425,060
0.1
695,000  Fox Corp., 4.030%,
01/25/2024 688,176
0.1
581,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 551,948
0.1
83,000  Motorola Solutions, Inc.,
4.000%,
09/01/2024 81,070
0.0
1,497,000
(2)
NBN Co. Ltd., 1.450%,
05/05/2026 1,346,966
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
671,000
(2)
NTT Finance Corp.,
0.583%,
03/01/2024 $ 648,434
0.1
423,000
(2)
NTT Finance Corp.,
4.142%,
07/26/2024 416,466
0.1
1,147,000  Sprint Capital Corp.,
6.875%,
11/15/2028 1,216,845
0.2
429,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 394,575
0.1
283,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 262,524
0.0
733,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 694,216
0.1
291,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 286,515
0.0
300,000
(2)
Univision
Communications, Inc.,
5.125%,
02/15/2025 294,018
0.1
649,000  Verizon
Communications, Inc.,
0.850%,
11/20/2025 585,609
0.1
12,564,300
2.2
Consumer, Cyclical : 3 .1%
361,000
(2)
7-Eleven, Inc., 0.950%,
02/10/2026 322,651
0.1
20,719  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 19,224
0.0
544,000  American Axle &
Manufacturing, Inc.,
6.250%,
03/15/2026 529,705
0.1
195,000  American Honda
Finance Corp., 1.300%,
09/09/2026 173,798
0.0
656,000
(2)
BMW US Capital LLC,
1.250%,
08/12/2026 585,661
0.1
682,000
(2)
BMW US Capital LLC,
3.250%,
04/01/2025 659,279
0.1
1,035,000
(2)
Daimler Truck Finance
North America LLC,
3.500%,
04/07/2025 996,196
0.2
200,000
(2)
Dana Financing
Luxembourg Sarl,
5.750%,
04/15/2025 197,306
0.0
198,996  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 171,738
0.0
297,899  Delta Air Lines Pass
Through Trust 2015-1,
B, 4.250%,
01/30/2025 297,047
0.0
160,000  Delta Air Lines Pass
Through Trust 2019-1,
A, 3.404%,
10/25/2025 155,939
0.0
500,000  Ford Motor Credit
Co. LLC, 4.389%,
01/08/2026 473,656
0.1
400,000  Ford Motor Credit
Co. LLC, 5.584%,
03/18/2024 397,538
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
956,000  General Motors
Financial Co., Inc.,
1.700%,
08/18/2023 $ 951,089
0.2
410,000  General Motors
Financial Co., Inc.,
3.800%,
04/07/2025 395,627
0.1
586,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 577,355
0.1
704,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 696,156
0.1
800,000
(2)
Hilton Domestic
Operating Co., Inc.,
5.375%,
05/01/2025 791,784
0.1
874,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 805,429
0.1
561,000
(1)(2)
Hyundai Capital
America, 1.300%,
01/08/2026 502,215
0.1
526,000
(2)
Hyundai Capital
America, 5.650%,
06/26/2026 523,015
0.1
900,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 855,495
0.1
888,000  Lennar Corp., 4.500%,
04/30/2024 880,660
0.1
252,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 238,131
0.0
999,000
(2)
Mattel, Inc., 3.375%,
04/01/2026 920,271
0.2
334,750
(2)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 335,887
0.1
1,112,000  Ross Stores, Inc.,
4.600%,
04/15/2025 1,091,047
0.2
900,000
(2)
Taylor Morrison
Communities, Inc.
/ Taylor Morrison
Holdings II, Inc.,
5.625%,
03/01/2024 894,060
0.2
344,000
(1)
Toyota Motor Credit
Corp., 4.625%,
01/12/2028 341,238
0.1
400,000  TRI Pointe Group, Inc. /
TRI Pointe Homes, Inc.,
5.875%,
06/15/2024 397,360
0.1
116,427  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 115,571
0.0
146,983  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 145,825
0.0
409,000  Walmart, Inc., 3.950%,
09/09/2027 401,457
0.1
710,000  Walmart, Inc., 4.000%,
04/15/2026 697,725
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
864,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 $ 806,256
0.1
18,343,391
3.1
Consumer, Non-cyclical : 4 .9%
728,000  AbbVie, Inc., 2.600%,
11/21/2024 698,846
0.1
1,088,000  AbbVie, Inc., 3.200%,
05/14/2026 1,031,575
0.2
680,000  Amgen, Inc., 3.200%,
11/02/2027 635,398
0.1
1,044,000  Amgen, Inc., 5.250%,
03/02/2025 1,038,996
0.2
1,215,000  AstraZeneca PLC,
3.375%,
11/16/2025 1,168,614
0.2
695,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 685,956
0.1
403,000  Boston Scientific Corp.,
1.900%,
06/01/2025 377,979
0.1
645,000  Bristol-Myers
Squibb Co., 0.750%,
11/13/2025 586,284
0.1
760,000  Bunge Ltd. Finance
Corp., 1.630%,
08/17/2025 699,608
0.1
215,000
(2)
Cargill, Inc., 3.500%,
04/22/2025 208,640
0.0
263,000
(2)
Cargill, Inc., 3.625%,
04/22/2027 251,399
0.0
888,000  Cigna Group, 1.250%,
03/15/2026 797,906
0.1
314,000
(2)
CSL Finance PLC,
3.850%,
04/27/2027 299,988
0.1
1,247,000  CVS Health Corp.,
3.875%,
07/20/2025 1,212,303
0.2
1,398,000  Diageo Capital PLC,
1.375%,
09/29/2025 1,286,636
0.2
681,000  Diageo Capital PLC,
5.300%,
10/24/2027 692,439
0.1
629,000
(2)
Element Fleet
Management Corp.,
3.850%,
06/15/2025 595,272
0.1
315,000  Equifax, Inc., 2.600%,
12/15/2025 293,262
0.1
410,000  Estee Lauder Cos., Inc.,
4.375%,
05/15/2028 404,062
0.1
933,000  GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 933,837
0.2
920,000  Global Payments, Inc.,
1.200%,
03/01/2026 818,002
0.1
999,000  HCA, Inc., 5.875%,
02/15/2026 999,868
0.2
600,000
(2)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 550,097
0.1
1,129,000  Humana, Inc., 3.700%,
03/23/2029 1,034,703
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
259,000
(2)
Kenvue, Inc., 5.500%,
03/22/2025 $ 259,774
0.0
598,000  Laboratory Corp. of
America Holdings,
3.600%,
02/01/2025 578,076
0.1
225,000  Mylan, Inc., 4.200%,
11/29/2023 223,436
0.0
766,000
(2)
Nestle Holdings, Inc.,
4.125%,
10/01/2027 749,638
0.1
715,000  PepsiCo, Inc., 3.600%,
02/18/2028 688,680
0.1
1,360,000  Pfizer Investment
Enterprises Pte Ltd.,
4.450%,
05/19/2026 1,344,009
0.2
594,000  Revvity, Inc., 0.850%,
09/15/2024 558,547
0.1
1,005,000  Royalty Pharma PLC,
0.750%,
09/02/2023 995,822
0.2
1,361,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,227,906
0.2
748,000  S&P Global, Inc.,
2.450%,
03/01/2027 690,388
0.1
1,151,000  S&P Global, Inc.,
2.700%,
03/01/2029 1,036,772
0.2
1,164,000
(2)
Triton Container
International Ltd.,
1.150%,
06/07/2024 1,104,099
0.2
498,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 462,413
0.1
486,000  UnitedHealth Group,
Inc., 3.375%,
04/15/2027 462,255
0.1
659,000  Viatris, Inc., 1.650%,
06/22/2025 606,635
0.1
522,000  Zoetis, Inc., 5.400%,
11/14/2025 523,735
0.1
28,813,855
4.9
Energy : 1 .6%
516,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 465,161
0.1
748,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 696,971
0.1
741,000  Enbridge, Inc., 0.550%,
10/04/2023 731,580
0.1
358,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 347,618
0.1
243,000  Equinor ASA, 2.875%,
04/06/2025 232,991
0.0
590,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 522,826
0.1
916,000  Occidental Petroleum
Corp., 3.500%,
06/15/2025 869,925
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,252,000  ONEOK, Inc., 5.850%,
01/15/2026 $ 1,257,212
0.2
385,000
(1)
Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 382,535
0.1
551,000  Phillips 66, 3.850%,
04/09/2025 536,000
0.1
647,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 582,925
0.1
1,252,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 1,220,145
0.2
263,000  Schlumberger
Investment SA, 4.500%,
05/15/2028 259,013
0.0
333,000  TransCanada
PipeLines Ltd., 1.000%,
10/12/2024 313,017
0.1
889,000  Williams Cos., Inc.,
4.550%,
06/24/2024 877,252
0.2
9,295,171
1.6
Financial : 16 .3%
427,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 1.650%,
10/29/2024 401,454
0.1
653,000  Aflac, Inc., 1.125%,
03/15/2026 584,916
0.1
670,000  Ally Financial, Inc.,
3.875%,
05/21/2024 654,625
0.1
366,000  American Express Co.,
2.500%,
07/30/2024 353,934
0.1
298,000
(3)
American Express Co.,
4.990%,
05/01/2026 294,447
0.0
619,000  American Express Co.,
5.850%,
11/05/2027 634,190
0.1
438,000  American Tower Corp.,
3.650%,
03/15/2027 410,509
0.1
112,000  American Tower Corp.,
5.250%,
07/15/2028 110,801
0.0
679,000  Ameriprise Financial,
Inc., 2.875%,
09/15/2026 634,102
0.1
850,000  Ameriprise Financial,
Inc., 3.000%,
04/02/2025 809,768
0.1
958,000
(2)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 938,219
0.2
1,175,000
(2)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 991,913
0.2
574,000
(2)
Avolon Holdings
Funding Ltd., 4.375%,
05/01/2026 536,723
0.1
1,727,000
(3)
Bank of America Corp.,
0.810%,
10/24/2024 1,698,485
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,406,000
(3)
Bank of America Corp.,
0.976%,
04/22/2025 $ 1,348,349
0.2
1,281,000
(3)
Bank of America Corp.,
1.319%,
06/19/2026 1,173,967
0.2
1,110,000
(3)
Bank of America Corp.,
1.530%,
12/06/2025 1,038,133
0.2
715,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 638,729
0.1
684,000
(3)
Bank of America Corp.,
2.015%,
02/13/2026 640,872
0.1
38,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 34,880
0.0
123,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 115,373
0.0
422,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 405,448
0.1
1,165,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 1,152,996
0.2
239,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 215,187
0.0
1,055,000  Bank of Montreal,
5.300%,
06/05/2026 1,052,688
0.2
601,000
(3)
Bank of New York
Mellon Corp., 3.430%,
06/13/2025 586,296
0.1
229,000
(3)
Bank of New York
Mellon Corp., 4.414%,
07/24/2026 224,213
0.0
701,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 692,705
0.1
598,000  Bank of Nova Scotia,
0.700%,
04/15/2024 575,030
0.1
593,000  Bank of Nova Scotia,
1.450%,
01/10/2025 555,642
0.1
816,000  Bank of Nova Scotia,
3.450%,
04/11/2025 785,956
0.1
362,000  Berkshire Hathaway,
Inc., 3.125%,
03/15/2026 348,936
0.1
1,117,000
(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 924,533
0.2
457,000
(2)
Blackstone Holdings
Finance Co. LLC,
5.900%,
11/03/2027 462,900
0.1
595,000
(2)
BPCE SA, 5.700%,
10/22/2023 592,467
0.1
1,121,000  Brookfield Finance, Inc.,
4.000%,
04/01/2024 1,105,657
0.2
304,000  Camden Property Trust,
4.100%,
10/15/2028 287,810
0.0
249,000  Canadian Imperial Bank
of Commerce, 1.000%,
10/18/2024 234,591
0.0
485,000  Canadian Imperial Bank
of Commerce, 3.300%,
04/07/2025 465,851
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
234,000  Canadian Imperial Bank
of Commerce, 3.945%,
08/04/2025 $ 226,297
0.0
315,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 270,045
0.0
598,000
(3)
Capital One Financial
Corp., 4.166%,
05/09/2025 582,715
0.1
535,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 512,867
0.1
524,000
(3)
Charles Schwab Corp.,
5.643%,
05/19/2029 524,012
0.1
615,000
(2)
CNO Global Funding,
1.650%,
01/06/2025 571,738
0.1
550,000
(2)(3)
Cooperatieve
Rabobank UA, 1.339%,
06/24/2026 503,223
0.1
507,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 473,831
0.1
651,000
(2)
Corebridge Global
Funding, 0.900%,
09/22/2025 584,852
0.1
121,000  Credit Suisse AG/
New York NY, 2.950%,
04/09/2025 113,777
0.0
1,776,000  Credit Suisse AG/
New York NY, 3.625%,
09/09/2024 1,711,066
0.3
1,210,000  Crown Castle, Inc.,
1.350%,
07/15/2025 1,106,965
0.2
628,000
(2)(3)
Danske Bank A/S,
0.976%,
09/10/2025 586,215
0.1
338,000
(2)(3)
Danske Bank A/S,
3.773%,
03/28/2025 330,461
0.1
556,000
(2)(3)
Danske Bank A/S,
4.298%,
04/01/2028 519,497
0.1
801,000
(3)
Deutsche Bank AG/
New York NY, 2.222%,
09/18/2024 790,925
0.1
947,000  Discover Financial
Services, 3.950%,
11/06/2024 913,089
0.2
561,000
(2)(3)
DNB Bank ASA,
2.968%,
03/28/2025 547,798
0.1
836,000
(2)(3)
DNB Bank ASA,
5.896%,
10/09/2026 828,410
0.1
703,000  Equinix, Inc., 1.250%,
07/15/2025 641,638
0.1
954,000  Federal Realty OP L.P.,
3.950%,
01/15/2024 943,317
0.2
1,654,000
(2)
Federation des Caisses
Desjardins du Quebec,
2.050%,
02/10/2025 1,552,736
0.3
432,000
(2)
Five Corners Funding
Trust, 4.419%,
11/15/2023 427,314
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
600,000
(2)
GA Global Funding
Trust, 3.850%,
04/11/2025 $ 571,752
0.1
285,000
(3)
Goldman Sachs
Group, Inc., 0.925%,
10/21/2024 280,213
0.0
354,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 321,471
0.0
324,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 313,892
0.0
300,000
(2)
HAT Holdings I LLC /
HAT Holdings II LLC,
3.375%,
06/15/2026 269,183
0.0
1,342,000
(3)
HSBC Holdings PLC,
0.732%,
08/17/2024 1,332,221
0.2
321,000
(3)
HSBC Holdings PLC,
1.162%,
11/22/2024 314,223
0.0
667,000
(3)
HSBC Holdings PLC,
1.589%,
05/24/2027 589,007
0.1
1,000,000
(3)
HSBC Holdings PLC,
1.645%,
04/18/2026 921,583
0.2
407,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 386,795
0.1
736,000
(3)
ING Groep NV, 4.017%,
03/28/2028 691,261
0.1
713,000  Jackson Financial, Inc.,
1.125%,
11/22/2023 700,063
0.1
1,487,000
(3)
JPMorgan Chase & Co.,
0.824%,
06/01/2025 1,414,010
0.2
1,010,000
(3)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 959,000
0.2
593,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 523,872
0.1
519,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 466,431
0.1
203,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 174,252
0.0
995,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 932,205
0.2
36,000
(3)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 34,319
0.0
169,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 160,334
0.0
691,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 634,970
0.1
1,110,000
(3)
JPMorgan Chase & Co.,
3.797%,
07/23/2024 1,108,696
0.2
119,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 114,466
0.0
1,566,000
(3)
JPMorgan Chase & Co.,
5.546%,
12/15/2025 1,560,168
0.3
597,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 529,290
0.1
491,000
(3)
Lloyds Banking
Group PLC, 3.870%,
07/09/2025 478,409
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,047,000
(2)
LSEGA Financing PLC,
0.650%,
04/06/2024 $ 1,004,251
0.2
1,136,000  Marsh & McLennan
Cos., Inc., 4.050%,
10/15/2023 1,125,694
0.2
406,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 0.848%,
09/15/2024 401,521
0.1
681,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 0.953%,
07/19/2025 643,654
0.1
753,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 0.962%,
10/11/2025 702,948
0.1
400,000  Mitsubishi UFJ Financial
Group, Inc., 1.412%,
07/17/2025 366,413
0.1
720,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 635,883
0.1
316,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 4.788%,
07/18/2025 311,578
0.0
1,157,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.719%,
02/20/2026 1,151,447
0.2
400,000
(3)
Mizuho Financial
Group, Inc., 0.849%,
09/08/2024 395,943
0.1
200,000
(3)
Mizuho Financial
Group, Inc., 2.555%,
09/13/2025 191,044
0.0
449,000
(3)
Mizuho Financial
Group, Inc., 5.778%,
07/06/2029 450,398
0.1
1,624,000
(1)(3)
Morgan Stanley,
0.790%,
05/30/2025 1,543,226
0.3
1,218,000
(3)
Morgan Stanley,
0.791%,
01/22/2025 1,180,571
0.2
1,381,000
(3)
Morgan Stanley,
1.164%,
10/21/2025 1,291,374
0.2
914,000
(3)
Morgan Stanley,
1.512%,
07/20/2027 810,113
0.1
715,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 640,431
0.1
311,000
(3)
Morgan Stanley,
2.188%,
04/28/2026 292,077
0.0
574,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 518,445
0.1
154,000
(3)
Morgan Stanley,
2.720%,
07/22/2025 148,556
0.0
653,000  Morgan Stanley,
4.000%,
07/23/2025 634,199
0.1
1,167,000
(3)
Morgan Stanley,
5.164%,
04/20/2029 1,153,623
0.2
533,000  Morgan Stanley
Bank NA, 4.754%,
04/21/2026 525,396
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
374,000
(1)
National Australia Bank
Ltd./New York, 3.500%,
06/09/2025 $ 361,637
0.1
487,000  National Bank of
Canada FXD, 0.750%,
08/06/2024 459,643
0.1
556,000
(2)
National Securities
Clearing Corp., 5.000%,
05/30/2028 553,232
0.1
532,000
(2)
Nationwide Building
Society, 1.500%,
10/13/2026 462,800
0.1
398,000
(3)
NatWest Group PLC,
4.269%,
03/22/2025 391,044
0.1
900,000  Navient Corp., 6.750%,
06/25/2025 885,690
0.1
403,000
(2)
Nordea Bank Abp,
0.625%,
05/24/2024 384,200
0.1
374,000
(2)
Nordea Bank Abp,
3.600%,
06/06/2025 358,472
0.1
893,000  Old Republic
International Corp.,
4.875%,
10/01/2024 875,987
0.1
600,000  OneMain Finance
Corp., 6.875%,
03/15/2025 594,628
0.1
219,000
(2)
Pacific Life Global
Funding II, 1.200%,
06/24/2025 199,811
0.0
394,000
(2)
Pacific Life Global
Funding II, 1.375%,
04/14/2026 352,261
0.1
352,000  Prologis L.P., 4.875%,
06/15/2028 349,107
0.1
457,000  Royal Bank of Canada,
1.150%,
07/14/2026 404,574
0.1
592,000  Royal Bank of Canada,
1.600%,
01/21/2025 556,706
0.1
234,000
(3)
Royal Bank of Canada,
6.205%, (US0003M +
0.660%),
10/05/2023 234,295
0.0
562,000  Sixth Street Specialty
Lending, Inc., 3.875%,
11/01/2024 542,163
0.1
810,000
(2)
Skandinaviska Enskilda
Banken AB, 0.650%,
09/09/2024 761,495
0.1
534,000
(2)
Skandinaviska Enskilda
Banken AB, 3.700%,
06/09/2025 513,623
0.1
744,000
(2)(3)
Societe Generale SA,
2.226%,
01/21/2026 691,346
0.1
950,000
(2)
Starwood Property
Trust, Inc., 3.625%,
07/15/2026 818,701
0.1
888,000  Sumitomo Mitsui
Financial Group, Inc.,
1.474%,
07/08/2025 815,836
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
750,000  Sumitomo Mitsui
Financial Group, Inc.,
2.696%,
07/16/2024 $ 725,913
0.1
535,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 0.800%,
09/16/2024 502,789
0.1
533,000
(2)
Svenska
Handelsbanken AB,
3.650%,
06/10/2025 512,117
0.1
447,000
(2)
Swedbank AB, 3.356%,
04/04/2025 427,752
0.1
594,000  Toronto-Dominion Bank,
0.700%,
09/10/2024 560,194
0.1
576,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 558,681
0.1
592,000
(1)
Toronto-Dominion
Bank FXD, 1.450%,
01/10/2025 557,482
0.1
370,000
(3)
Truist Financial Corp.,
1.267%,
03/02/2027 326,496
0.0
491,000
(3)
Truist Financial Corp.,
1.887%,
06/07/2029 408,523
0.1
425,000
(3)
Truist Financial Corp.,
4.260%,
07/28/2026 408,654
0.1
515,000
(1)(2)
UBS AG/London,
0.700%,
08/09/2024 485,699
0.1
1,000,000
(2)(3)
UBS Group AG,
1.008%,
07/30/2024 995,866
0.2
1,249,000
(2)(3)
UBS Group AG,
2.193%,
06/05/2026 1,145,954
0.2
451,000
(2)(3)
UBS Group AG,
4.488%,
05/12/2026 436,232
0.1
539,000
(2)(3)
UBS Group AG,
4.490%,
08/05/2025 527,012
0.1
406,000
(3)
US Bancorp, 5.775%,
06/12/2029 406,150
0.1
999,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.500%,
02/15/2025 955,446
0.2
777,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
06/15/2025 751,472
0.1
222,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
5.625%,
05/01/2024 220,831
0.0
97,000
(3)
Wells Fargo & Co.,
2.164%,
02/11/2026 91,392
0.0
559,000
(3)
Wells Fargo & Co.,
2.188%,
04/30/2026 524,021
0.1
443,000
(3)
Wells Fargo & Co.,
2.406%,
10/30/2025 422,029
0.1
95,394,910
16.3
Industrial : 1 .9%
735,000  Avnet, Inc., 6.250%,
03/15/2028 742,594
0.1
600,000  Ball Corp., 4.875%,
03/15/2026 584,167
0.1
921,000  Boeing Co., 4.875%,
05/01/2025 908,220
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
900,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 $ 853,134
0.1
1,225,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 1,217,316
0.2
480,000
(2)
Graphic Packaging
International LLC,
0.821%,
04/15/2024 460,694
0.1
738,000  Huntington Ingalls
Industries, Inc., 0.670%,
08/16/2023 733,536
0.1
251,000  John Deere Capital
Corp., 2.350%,
03/08/2027 229,981
0.0
739,000  Lockheed Martin Corp.,
5.100%,
11/15/2027 752,038
0.1
136,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 5.875%,
08/15/2023 136,119
0.0
1,239,000  Raytheon Technologies
Corp., 3.950%,
08/16/2025 1,214,448
0.2
347,000  Raytheon Technologies
Corp., 5.000%,
02/27/2026 346,709
0.1
777,000  Republic Services, Inc.,
2.500%,
08/15/2024 749,816
0.1
707,000  Ryder System, Inc.,
5.250%,
06/01/2028 698,608
0.1
300,000
(2)
Sealed Air Corp.,
5.500%,
09/15/2025 295,572
0.1
550,000
(2)
SMBC Aviation Capital
Finance DAC, 1.900%,
10/15/2026 481,236
0.1
920,000  Teledyne Technologies,
Inc., 0.950%,
04/01/2024 886,237
0.2
11,290,425
1.9
Technology : 3 .1%
364,000  Analog Devices, Inc.,
2.950%,
04/01/2025 350,014
0.1
252,000  Apple, Inc., 1.125%,
05/11/2025 234,888
0.0
731,000  Broadcom, Inc.,
3.459%,
09/15/2026 691,010
0.1
999,000  CDW LLC / CDW
Finance Corp., 5.500%,
12/01/2024 993,336
0.2
369,000  CGI, Inc., 1.450%,
09/14/2026 326,103
0.0
1,101,000  Fidelity National
Information Services,
Inc., 0.600%,
03/01/2024 1,062,795
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,244,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 $ 1,110,338
0.2
342,000  Fidelity National
Information Services,
Inc., 4.700%,
07/15/2027 333,053
0.1
1,044,000  Fiserv, Inc., 2.750%,
07/01/2024 1,013,201
0.2
685,000  Fiserv, Inc., 5.450%,
03/02/2028 688,718
0.1
1,059,000  HP, Inc., 2.200%,
06/17/2025 996,602
0.2
297,000  Intel Corp., 3.700%,
07/29/2025 288,932
0.0
659,000  Intel Corp., 3.750%,
08/05/2027 630,535
0.1
1,039,000  Intel Corp., 4.875%,
02/10/2026 1,036,270
0.2
651,000  International Business
Machines Corp.,
4.000%,
07/27/2025 636,539
0.1
702,000  International Business
Machines Corp.,
4.500%,
02/06/2026 692,222
0.1
427,000  International Business
Machines Corp.,
6.500%,
01/15/2028 454,262
0.1
671,000  Kyndryl Holdings, Inc.,
2.050%,
10/15/2026 579,345
0.1
999,000  Microchip Technology,
Inc., 4.250%,
09/01/2025 968,124
0.2
1,008,000  NetApp, Inc., 1.875%,
06/22/2025 937,077
0.2
923,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.700%,
05/01/2025 875,194
0.1
643,000  Oracle Corp., 1.650%,
03/25/2026 583,762
0.1
313,000  Oracle Corp., 2.500%,
04/01/2025 297,215
0.0
633,000  Oracle Corp., 2.650%,
07/15/2026 585,411
0.1
682,000  Take-Two Interactive
Software, Inc., 3.550%,
04/14/2025 658,027
0.1
780,000  VMware, Inc., 1.000%,
08/15/2024 738,793
0.1
421,000  VMware, Inc., 1.400%,
08/15/2026 371,967
0.1
290,000  Workday, Inc., 3.500%,
04/01/2027 275,023
0.0
18,408,756
3.1
Utilities : 3 .6%
518,000
(2)
AEP Texas, Inc.,
3.850%,
10/01/2025 493,350
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
399,000  AES Corp., 1.375%,
01/15/2026 $ 356,615
0.1
299,000
(2)
AES Corp., 3.300%,
07/15/2025 282,626
0.0
1,119,000  AES Corp., 5.450%,
06/01/2028 1,099,776
0.2
579,000  Alabama Power Co.,
3.750%,
09/01/2027 553,839
0.1
607,000  Ameren Illinois Co.,
3.800%,
05/15/2028 578,744
0.1
563,000  American Electric
Power Co., Inc.,
2.031%,
03/15/2024 547,671
0.1
551,000  American Electric
Power Co., Inc. M,
0.750%,
11/01/2023 541,888
0.1
286,000
(2)
Aquarion Co., 4.000%,
08/15/2024 280,070
0.0
169,000  Arizona Public
Service Co., 3.350%,
06/15/2024 164,782
0.0
551,000  Avangrid, Inc., 3.200%,
04/15/2025 524,219
0.1
403,000  Black Hills Corp.,
1.037%,
08/23/2024 380,868
0.1
582,000
(3)
DTE Energy Co.,
4.220%,
11/01/2024 569,227
0.1
1,032,000
(2)
East Ohio Gas Co.,
1.300%,
06/15/2025 946,648
0.2
697,000
(2)
Enel Finance
International NV,
6.800%,
10/14/2025 710,258
0.1
927,000  Entergy Corp., 0.900%,
09/15/2025 832,922
0.1
438,000  Eversource Energy,
2.900%,
03/01/2027 403,843
0.1
713,000  Eversource Energy,
4.750%,
05/15/2026 699,194
0.1
306,000
(1)
Florida Power &
Light Co., 4.400%,
05/15/2028 300,442
0.0
1,238,000
(1)
Florida Power &
Light Co., 4.450%,
05/15/2026 1,225,781
0.2
530,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 511,851
0.1
351,000  IPALCO Enterprises,
Inc., 3.700%,
09/01/2024 339,512
0.1
417,000  National Rural Utilities
Cooperative Finance
Corp., 1.875%,
02/07/2025 393,920
0.1
516,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 460,274
0.1
464,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 454,026
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
692,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 $ 685,791
0.1
621,000  NiSource, Inc., 0.950%,
08/15/2025 566,590
0.1
418,000
(2)
NRG Energy, Inc.,
3.750%,
06/15/2024 404,091
0.1
660,967  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 626,712
0.1
200,000  Public Service Electric
and Gas Co. I, 3.750%,
03/15/2024 197,708
0.0
647,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 585,316
0.1
170,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 173,550
0.0
220,000  Sempra Energy,
5.400%,
08/01/2026 219,048
0.0
1,252,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 1,167,625
0.2
1,529,000  Southern Co. 21-A,
0.600%,
02/26/2024 1,478,311
0.3
283,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 266,897
0.0
351,000
(2)
Trans-Allegheny
Interstate Line Co.,
3.850%,
06/01/2025 337,644
0.1
23,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 19,807
0.0
815,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 803,088
0.1
51,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 50,546
0.0
71,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 70,945
0.0
21,306,015
3.6
Total Corporate Bonds/
Notes
(Cost $228,019,128)
221,033,901
37.7
U.S. TREASURY OBLIGATIONS : 29 .1%
United States Treasury Notes : 29 .1%
27,813,000
0.125
%,
01/15/2024 27,053,191
4.6
2,173,300
3.625
%,
05/15/2026 2,120,581
0.4
84,821,000
4.125
%,
06/15/2026 83,972,790
14.3
437,300
4.250
%,
05/31/2025 431,825
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
57,218,900
4.625
%,
06/30/2025 $ 56,960,744
9.7
170,539,131
29.1
Total U.S. Treasury
Obligations
(Cost $171,377,306)
170,539,131
29.1
ASSET-BACKED SECURITIES : 12 .5%
Automobile Asset-Backed Securities : 2 .1%
750,000  Americredit Automobile
Receivables Trust
2023-1 A3, 5.620%,
11/18/2027 745,418
0.1
363,592  AmeriCredit Automobile
Receivables Trust
2020-1 C, 1.590%,
10/20/2025 356,904
0.1
208,838  AmeriCredit Automobile
Receivables Trust
2020-2 B, 0.970%,
02/18/2026 207,067
0.0
1,011,950  AmeriCredit Automobile
Receivables Trust
2021-3 A3, 0.760%,
08/18/2026 978,114
0.2
700,000  AmeriCredit Automobile
Receivables Trust
2021-3 B, 1.170%,
08/18/2027 647,545
0.1
17,932  BMW Vehicle Owner
Trust 2020-A A3,
0.480%,
10/25/2024 17,840
0.0
150,000  CarMax Auto Owner
Trust 2021-2 B,
1.030%,
12/15/2026 137,157
0.0
300,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 274,230
0.1
700,000  Carvana Auto
Receivables Trust
2022-P1 A3, 3.350%,
02/10/2027 677,020
0.1
211,531  Drive Auto Receivables
Trust 2021-2 B,
0.580%,
12/15/2025 211,102
0.0
442,610  Exeter Automobile
Receivables Trust
2021-3A B, 0.690%,
01/15/2026 439,741
0.1
900,000  Ford Credit Auto Owner
Trust 2022-A B,
1.910%,
07/15/2027 824,957
0.1
450,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 446,426
0.1
159,154  GM Financial Consumer
Automobile Receivables
Trust 2019-4 A4,
1.760%,
01/16/2025 158,821
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
400,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 $ 399,754
0.1
550,000  GM Financial Consumer
Automobile Receivables
Trust 2023-1 A3,
4.660%,
02/16/2028 543,161
0.1
44,466  Honda Auto
Receivables Owner
Trust 2020-2 A3,
0.820%,
07/15/2024 44,243
0.0
1,050,000  Hyundai Auto
Receivables Trust
2021-C B, 1.490%,
12/15/2027 946,553
0.2
272,495
(2)
JPMorgan Chase Bank
NA - CACLN 2021-3 B,
0.760%,
02/26/2029 259,548
0.0
1,600,000  Nissan Auto Lease
Trust 2023-B A4,
5.610%,
11/15/2027 1,602,625
0.3
1,350,000
(2)
Oscar US Funding
XIII LLC 2021-2A A3,
0.860%,
09/10/2025 1,309,413
0.2
1,250,000
(2)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 1,232,086
0.2
12,459,725
2.1
Credit Card Asset-Backed Securities : 0 .1%
800,000
(2)
CARDS II Trust
2021-1A A, 0.602%,
04/15/2027 766,973
0.1
Other Asset-Backed Securities : 8 .7%
550,000
(2)(3)
AB BSL CLO 4 Ltd.
2023-4A A, 6.957%,
(TSFR3M + 2.000%),
04/20/2036 551,971
0.1
400,000
(2)(3)
ARES XLVI CLO Ltd.
2017-46A A2, 6.490%,
(US0003M + 1.230%),
01/15/2030 389,767
0.1
1,900,000
(2)(3)
Ballyrock CLO 17
Ltd. 2021-17A A1B,
6.650%, (US0003M +
1.400%),
10/20/2034 1,847,666
0.3
500,000
(2)(3)
Barings Clo Ltd.
2019-4A A1, 6.590%,
(US0003M + 1.330%),
01/15/2033 496,420
0.1
250,000
(2)(3)
Barings CLO Ltd.
2017-1A A2, 6.612%,
(US0003M + 1.350%),
07/18/2029 246,640
0.0
2,900,000
(2)(3)
BDS Ltd. 2021-FL10
E, 8.507%, (US0001M +
3.350%),
12/16/2036 2,728,754
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,000,000
(2)(3)
Benefit Street Partners
CLO XX Ltd. 2020-20A
AR, 6.430%, (US0003M
+ 1.170%),
07/15/2034 $ 1,967,720
0.3
2,500,000
(2)(3)
BlueMountain CLO
XXXII Ltd. 2021-32A A,
6.430%, (US0003M +
1.170%),
10/15/2034 2,462,343
0.4
4,000,000
(2)(3)
BRSP Ltd. 2021-FL1
B, 7.105%, (TSFR1M +
2.014%),
08/19/2038 3,807,311
0.6
450,000
(2)(3)
Carlyle US Clo Ltd.
2017-2A AJR, 6.650%,
(US0003M + 1.400%),
07/20/2031 441,679
0.1
800,000
(2)(3)
CARLYLE US CLO Ltd.
2021-4A A2, 6.650%,
(US0003M + 1.400%),
04/20/2034 775,742
0.1
250,000
(2)(3)
CIFC Funding Ltd.
2019-6A A2, 7.010%,
(US0003M + 1.750%),
01/16/2033 249,339
0.0
2,063,041  CNH Equipment Trust
2021-B A3, 0.440%,
08/17/2026 1,966,797
0.3
650,000  CNH Equipment Trust
2021-C A3, 0.810%,
12/15/2026 616,208
0.1
208,090
(2)(3)
Deer Creek Clo Ltd.
2017-1A A, 6.430%,
(US0003M + 1.180%),
10/20/2030 206,766
0.0
339,771
(2)(3)
Dryden XXVIII Senior
Loan Fund 2013-
28A A1LR, 6.521%,
(US0003M + 1.200%),
08/15/2030 338,262
0.1
250,000
(2)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.500%,
(US0003M + 1.250%),
01/20/2030 244,096
0.0
205,531
(2)(3)
Elevation CLO Ltd.
2014-2A A1R, 6.478%,
(TSFR3M + 1.492%),
10/15/2029 204,626
0.0
400,000
(2)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 6.767%,
(SOFR30A + 1.700%),
04/20/2037 393,955
0.1
2,163,444  John Deere Owner
Trust 2021-B A3,
0.520%,
03/16/2026 2,073,322
0.4
450,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 423,765
0.1
2,572,628
(2)
Kubota Credit Owner
Trust 2021-2A A3,
0.560%,
11/17/2025 2,461,917
0.4
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,100,000
(2)
Kubota Credit Owner
Trust 2023-1A A3,
5.020%,
06/15/2027 $ 1,089,051
0.2
1,877,857
(2)(3)
LCM 26 Ltd. 26A A1,
6.320%, (US0003M +
1.070%),
01/20/2031 1,863,386
0.3
2,750,000
(2)(3)
Magnetite XXVI
Ltd. 2020-26A A2R,
6.655%, (US0003M +
1.400%),
07/25/2034 2,696,375
0.5
500,000
(2)(3)
Marble Point CLO XIV
Ltd. 2018-2A A1R,
6.530%, (US0003M +
1.280%),
01/20/2032 492,117
0.1
23,221
(2)
Marlette Funding Trust
2021-1A B, 1.000%,
06/16/2031 23,179
0.0
1,575,000
(2)(3)
MF1 Ltd. 2021-FL6 C,
7.066%, (TSFR1M +
1.964%),
07/16/2036 1,481,856
0.3
340,000
(2)(3)
Neuberger Berman
Loan Advisers CLO
35 Ltd. 2019-35A A1,
6.605%, (US0003M +
1.340%),
01/19/2033 337,587
0.1
1,550,000
(2)(3)
OCP CLO Ltd. 2020-
19A AR, 6.400%,
(US0003M + 1.150%),
10/20/2034 1,524,744
0.3
300,000
(2)(3)
Octagon 61 Ltd.
2023-2A A, 6.919%,
(TSFR3M + 1.850%),
04/20/2036 300,293
0.0
250,000
(2)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.615%,
(US0003M + 1.350%),
07/19/2030 242,321
0.0
600,000
(2)(3)
Octagon Loan Funding
Ltd. 2014-1A ARR,
6.525%, (US0003M +
1.180%),
11/18/2031 594,764
0.1
3,700,000
(2)(3)
OHA Credit Partners
XIII Ltd. 2016-13A AR,
6.431%, (US0003M +
1.170%),
10/25/2034 3,640,648
0.6
3,000,000
(2)(3)
OHA Credit Partners
XVI 2021-16A A,
6.412%, (US0003M +
1.150%),
10/18/2034 2,944,806
0.5
500,000
(2)(3)
OHA Loan Funding Ltd.
2015-1A AR3, 6.415%,
(US0003M + 1.150%),
01/19/2037 491,451
0.1
421,233
(2)(3)
Palmer Square CLO
Ltd. 2015-2A A1R2,
6.350%, (US0003M +
1.100%),
07/20/2030 418,852
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,650,000
(2)(3)
Palmer Square CLO
Ltd. 2019-1A A1R,
6.471%, (US0003M +
1.150%),
11/14/2034 $ 1,624,829
0.3
350,000
(2)
PFS Financing Corp.
2021-B A, 0.770%,
08/15/2026 329,593
0.1
600,000
(2)
PFS Financing Corp.
2022-D A, 4.270%,
08/15/2027 581,651
0.1
750,000
(2)(3)
Rad CLO 6 Ltd.
2019-6A A1, 6.630%,
(US0003M + 1.380%),
01/20/2033 743,965
0.1
500,000
(2)(3)
Rad CLO 7 Ltd.
2020-7A A1, 6.460%,
(US0003M + 1.200%),
04/17/2033 494,970
0.1
410,000
(2)(3)
Sound Point CLO XXV
Ltd. 2019-4A A1R,
6.348%, (TSFR3M +
1.280%),
04/25/2033 396,997
0.1
500,000
(2)(3)
THL Credit Wind River
CLO Ltd. 2019-1A AR,
6.410%, (US0003M +
1.160%),
07/20/2034 487,859
0.1
1,650,000
(2)
Trafigura Securitisation
Finance PLC 2021-1A
A2, 1.080%,
01/15/2025 1,544,230
0.3
300,000
(2)(3)
Wellman Park CLO Ltd.
2021-1A A, 6.360%,
(US0003M + 1.100%),
07/15/2034 295,434
0.0
1,250,000
(2)(3)
Wind River CLO Ltd.
2022-1A A, 6.578%,
(TSFR3M + 1.530%),
07/20/2035 1,229,442
0.2
50,765,466
8.7
Student Loan Asset-Backed Securities : 1 .6%
2,272,417
(2)
Commonbond Student
Loan Trust-GS 2019-
AGS A1, 2.540%,
01/25/2047 2,038,632
0.4
20,456
(2)
Laurel Road Prime
Student Loan Trust
2018-B A2FX, 3.540%,
05/26/2043 20,109
0.0
229,984
(2)(3)
Navient Private
Education Loan Trust
2014-AA A3, 6.793%,
(US0001M + 1.600%),
10/15/2031 229,739
0.0
186,850
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 171,503
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
58,436
(2)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 $ 51,742
0.0
103,907
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 90,217
0.0
1,543,404
(2)
Navient Private
Education Refi Loan
Trust 2021-EA A,
0.970%,
12/16/2069 1,305,867
0.2
365,934
(2)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 305,809
0.1
3,123,531
(2)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 3,082,027
0.5
337,403
(2)
Sofi Professional
Loan Program LLC
2018-A A2B, 2.950%,
02/25/2042 324,848
0.1
422,849
(2)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 352,378
0.1
1,691,048
(2)
SOFI PROFESSIONAL
LOAN PROGRAM
TRUST 2021-A AFX,
1.030%,
08/17/2043 1,419,637
0.2
9,392,508
1.6
Total Asset-Backed
Securities
(Cost $75,769,259)
73,384,672
12.5
COMMERCIAL MORTGAGE-BACKED SECURITIES : 4 .1%
604,500
(2)(3)
AREIT Trust 2019-
CRE3 C, 7.216%,
(TSFR1M + 2.114%),
09/14/2036 580,313
0.1
4,000,000
(2)(3)
BBCMS Mortgage Trust
2021-AGW E, 8.343%,
(US0001M + 3.150%),
06/15/2036 3,452,365
0.6
1,000,000
(2)(3)
BDS 2021-FL8 E,
7.407%, (US0001M +
2.250%),
01/18/2036 927,197
0.2
2,917,000
(2)(3)
BHMS 2018-ATLS C,
7.093%, (US0001M +
1.900%),
07/15/2035 2,742,238
0.5
343,613
(2)(3)
BX 2021-MFM1 B,
6.211%, (TSFR1M +
1.064%),
01/15/2034 335,816
0.1
1,550,000
(2)(3)
BX Trust 2021-ARIA C,
6.839%, (US0001M +
1.646%),
10/15/2036 1,491,944
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,312,148
(2)(3)
BX Trust 2022-PSB A,
7.598%, (TSFR1M +
2.451%),
08/15/2039 $ 1,310,143
0.2
120,000
(2)(3)
COMM Mortgage Trust
2013-CR10 E, 5.021%,
08/10/2046 100,767
0.0
2,000,000
(2)(3)
COMM Mortgage Trust
2013-CR11 C, 5.297%,
08/10/2050 1,976,872
0.3
800,000
(2)(3)
CSWF 2021-SOP2 D,
7.510%, (US0001M +
2.317%),
06/15/2034 648,456
0.1
2,200,000
(2)(4)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 1,244,633
0.2
548,000
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 373,207
0.1
710,000
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 469,393
0.1
4,624  Ginnie Mae 2015-
183 AC, 2.350%,
07/16/2056 4,576
0.0
2,982  Ginnie Mae 2016-
110 AB, 2.000%,
05/16/2049 2,959
0.0
56,724  Ginnie Mae 2017-
100 AB, 2.300%,
04/16/2052 53,883
0.0
12,185  Ginnie Mae 2017-51
AB, 2.350%,
04/16/2057 11,921
0.0
3,347  Ginnie Mae 2017-69
AB, 2.350%,
05/16/2053 3,293
0.0
4,264  Ginnie Mae 2017-70 A,
2.500%,
10/16/2057 4,213
0.0
36,957  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 35,910
0.0
26,119  Ginnie Mae 2017-89 A,
2.500%,
08/16/2057 25,647
0.0
7,472  Ginnie Mae 2018-41 A,
2.400%,
09/16/2058 7,338
0.0
330,000
(2)
GS Mortgage Securities
Corp. Trust 2017-GPTX
B, 3.104%,
05/10/2034 141,075
0.0
1,039,000
(2)(3)
GS Mortgage Securities
Corp. Trust 2017-SLP
E, 4.744%,
10/10/2032 974,461
0.2
1,070,000
(2)(3)
GS Mortgage Securities
Corp. Trust 2019-70P
C, 6.693%, (US0001M
+ 1.500%),
10/15/2036 965,854
0.2
190,000
(2)
GSCG Trust 2019-
600C A, 2.936%,
09/06/2034 163,356
0.0
330,000
(2)
Houston Galleria
Mall Trust 2015-
HGLR A1A2, 3.087%,
03/05/2037 307,641
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
130,386
(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C10 C, 4.263%,
12/15/2047 $ 114,593
0.0
360,000
(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2018-
WPT CFX, 4.950%,
07/05/2033 311,084
0.1
100,000
(2)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP E, 3.990%,
12/05/2038 62,253
0.0
1,100,000
(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 D,
5.330%,
11/15/2045 1,030,261
0.2
1,000,000
(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 E,
3.867%,
01/15/2047 819,880
0.1
820,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C19 C,
4.783%,
04/15/2047 758,333
0.1
1,000,000
(2)(3)
LSTAR Commercial
Mortgage Trust 2016-4
F, 4.760%,
03/10/2049 664,642
0.1
171,388  Morgan Stanley Capital
I Trust 2017-H1 A2,
3.089%,
06/15/2050 165,658
0.0
2,000,000
(2)(3)
SMRT 2022-MINI F,
8.497%, (TSFR1M +
3.350%),
01/15/2039 1,869,272
0.3
Total Commercial
Mortgage-Backed
Securities
(Cost $26,473,474)
24,151,447
4.1
COLLATERALIZED MORTGAGE OBLIGATIONS : 3 .9%
1,000,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1M2,
6.617%, (SOFR30A +
1.550%),
10/25/2041 980,585
0.2
73,485  Fannie Mae Interest
Strip 404 8, 3.000%,
05/25/2040 67,238
0.0
11,690  Fannie Mae REMIC
Trust 2010-54 LC,
3.000%,
04/25/2040 11,386
0.0
334,419  Fannie Mae REMIC
Trust 2013-114 NA,
3.000%,
08/25/2032 320,218
0.1
108,244  Freddie Mac REMIC
Trust 2103 TE,
6.000%,
12/15/2028 109,096
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
912,815
(3)
Freddie Mac REMIC
Trust 3049 XF,
5.543%, (US0001M +
0.350%),
05/15/2033 $ 900,304
0.2
444,122
(3)
Freddie Mac REMIC
Trust 3255 FA,
5.473%, (US0001M +
0.280%),
12/15/2036 434,330
0.1
25,139
(3)
Freddie Mac REMIC
Trust 3747 FA,
5.693%, (US0001M +
0.500%),
10/15/2040 24,769
0.0
211,610
(2)(3)
Freddie Mac STACR
REMIC Trust 2020-
HQA5 M2, 7.667%,
(SOFR30A + 2.600%),
11/25/2050 214,892
0.0
1,346,476
(2)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.317%,
(SOFR30A + 2.250%),
08/25/2033 1,327,464
0.2
900,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.467%,
(SOFR30A + 2.400%),
02/25/2042 890,276
0.2
775,547
(2)(3)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.367%, (SOFR30A
+ 2.300%),
08/25/2033 776,498
0.1
303,413
(3)
Ginnie Mae 2010-H03
FA, 5.710%, (US0001M
+ 0.550%),
03/20/2060 302,140
0.1
25,958
(3)
Ginnie Mae 2010-H10
FC, 6.160%, (US0001M
+ 1.000%),
05/20/2060 25,992
0.0
1,747,010
(3)
Ginnie Mae 2010-H11
FA, 6.160%, (US0001M
+ 1.000%),
06/20/2060 1,749,575
0.3
194,941
(3)
Ginnie Mae 2011-H03
FA, 5.594%, (US0001M
+ 0.500%),
01/20/2061 193,930
0.0
54,463
(3)
Ginnie Mae 2011-H05
FA, 5.594%, (US0001M
+ 0.500%),
12/20/2060 54,192
0.0
91,587
(3)
Ginnie Mae 2011-H05
FB, 5.594%, (US0001M
+ 0.500%),
12/20/2060 91,076
0.0
423,989
(3)
Ginnie Mae 2011-H06
FA, 5.544%, (US0001M
+ 0.450%),
02/20/2061 421,339
0.1
41,364
(3)
Ginnie Mae 2011-H07
FA, 5.594%, (US0001M
+ 0.500%),
02/20/2061 41,136
0.0
99,967
(3)
Ginnie Mae 2011-H08
FD, 5.594%, (US0001M
+ 0.500%),
02/20/2061 99,454
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
383,157
(3)
Ginnie Mae 2011-H08
FG, 5.574%, (US0001M
+ 0.480%),
03/20/2061 $ 381,134
0.1
489,670
(3)
Ginnie Mae 2011-H09
AF, 5.594%, (US0001M
+ 0.500%),
03/20/2061 487,250
0.1
37,658
(3)
Ginnie Mae 2011-H11
FB, 5.594%, (US0001M
+ 0.500%),
04/20/2061 37,477
0.0
113,597
(3)
Ginnie Mae 2012-H18
NA, 5.614%, (US0001M
+ 0.520%),
08/20/2062 112,969
0.0
1,233,833
(3)
Ginnie Mae 2012-H23
SA, 5.624%, (US0001M
+ 0.530%),
10/20/2062 1,231,660
0.2
630,101
(3)
Ginnie Mae 2012-
H23 WA, 5.614%,
(US0001M + 0.520%),
10/20/2062 626,549
0.1
313,059  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 287,153
0.1
200,221
(3)
Ginnie Mae 2014-53
JM, 7.005%,
04/20/2039 206,650
0.0
3,744,850
(3)
Ginnie Mae 2015-H32
FH, 5.754%, (US0001M
+ 0.660%),
12/20/2065 3,729,871
0.6
3,624,495
(3)
Ginnie Mae 2016-H16
FE, 3.155%, (US0012M
+ 0.380%),
06/20/2066 3,597,966
0.6
1,193,386
(3)
Ginnie Mae 2017-H06
FE, 5.644%, (US0001M
+ 0.550%),
02/20/2067 1,186,495
0.2
949,758
(3)
Ginnie Mae 2017-H07
FG, 5.554%, (US0001M
+ 0.460%),
02/20/2067 943,995
0.2
1,032,839
(2)(3)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 803,171
0.1
Total Collateralized
Mortgage Obligations
(Cost $22,944,455)
22,668,230
3.9
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Federal Home Loan Mortgage Corporation : 0.0%
(5)
11,468
5.500
%,
01/01/2037 11,435
0.0
17,770
5.500
%,
08/01/2038 17,718
0.0
5,359
5.500
%,
10/01/2038 5,343
0.0
117,778
5.500
%,
11/01/2038 121,059
0.0
95,973
5.500
%,
02/01/2039 95,694
0.0
251,249
0.0
Uniform Mortgage-Backed Securities : 0.0%
4,254
5.000
%,
03/01/2027 4,230
0.0
88,948
5.000
%,
05/01/2042 89,638
0.0
93,868
0.0
Total U.S. Government
Agency Obligations
(Cost $362,846)
345,117
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
Total Long-Term
Investments
(Cost $524,946,468)
$ 512,122,498
87.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 12 .6%
Commercial Paper : 11 .8%
3,000,000  American Honda
Finance Corp.,
5.700
%,
09/06/2023 2,968,488
0.5
2,000,000  American Honda
Finance Corp.,
5.730
%,
09/22/2023 1,973,951
0.3
2,000,000  Dominion Energy, Inc.,
5.380
%,
07/17/2023 1,995,004
0.3
3,000,000  Dominion Energy, Inc.,
5.530
%,
08/08/2023 2,982,369
0.5
4,500,000
Duke Energy,
5.340
%,
07/12/2023 4,492,110
0.8
1,500,000
EIDP Inc.,
5.350
%,
09/05/2023 1,485,414
0.2
3,000,000
EIDP Inc.,
5.420
%,
10/02/2023 2,958,671
0.5
3,000,000  Enbridge (US) Inc.,
5.480
%,
07/03/2023 2,998,650
0.5
1,500,000  Enbridge (US) Inc.,
5.510
%,
07/12/2023 1,497,287
0.3
6,000,000
Entergy Corp.,
5.300
%,
07/05/2023 5,995,644
1.0
5,400,000
Fiserv, Inc.,
5.310
%,
07/06/2023 5,395,294
0.9
4,500,000
Fiserv, Inc.,
5.310
%,
07/07/2023 4,495,424
0.8
5,000,000
HP, Inc.,
5.380
%,
07/17/2023 4,987,503
0.8
4,000,000
HP, Inc.,
5.500
%,
07/31/2023 3,981,386
0.7
4,700,000  Keurig Dr. Pepper, Inc.,
5.400
%,
07/20/2023 4,686,138
0.8
4,000,000  Northrop Grumman
Corp.,
5.610
%,
08/22/2023 3,967,658
0.7
1,500,000  Parker-Hannifin Corp.,
5.790
%,
08/23/2023 1,487,269
0.3
3,000,000  Parker-Hannifin Corp.,
5.960
%,
10/04/2023 2,953,736
0.5
3,500,000  Raytheon Technologies,
5.390
%,
07/12/2023 3,493,805
0.6
4,500,000  Waste Management,
Inc.,
5.330
%,
07/12/2023 4,492,123
0.8
Total Commercial Paper
(Cost $69,295,131)
69,287,924
11.8
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 0 .8%
1,131,165
(6)
Bank of America
Inc., Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $1,131,635,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.500%, Market
Value plus accrued
interest $1,153,788, due
04/01/35-09/01/61)
$ 1,131,165
0.2
126,779
(6)
Citigroup, Inc.,
Repurchase
Agreement dated
06/30/2023, 5.070%,
due 07/03/2023
(Repurchase Amount
$126,832, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market
Value plus accrued
interest $129,315, due
10/31/24-08/20/67)
126,779
0.0
1,131,165
(6)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $1,131,635,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.000%, Market Value
plus accrued interest
$1,153,788, due
08/15/23-11/15/57)
1,131,165
0.2
1,131,165
(6)
Jefferies LLC,
Repurchase
Agreement dated
06/30/2023, 5.170%,
due 07/03/2023
(Repurchase
Amount $1,131,646,
collateralized by various
U.S. Government
Agency Obligations,
0.000%-5.050%, Market
Value plus accrued
interest $1,153,791, due
07/28/23-06/21/28)
1,131,165
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements: (continued)
1,131,165
(6)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $1,131,635,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,153,788, due
07/31/23-05/20/53)
$ 1,131,165
0.2
Total Repurchase
Agreements
(Cost $4,651,439)
4,651,439
0.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .2%
Mutual Funds: 1.2%
7,188,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.030%
(Cost $7,188,000)
7,188,000
1.2
Total Short-Term
Investments
(Cost $81,134,570)
81,127,363
13.8
Total Investments in
Securities
(Cost $606,081,038) $ 593,249,861 101.1
Liabilities in Excess of
Other Assets
(6,706,228) (1.1)
Net Assets $ 586,543,633 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of June 30,
2023.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of June 30, 2023.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR
US0012M 12-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 221,033,901 $ — $ 221,033,901
U.S. Treasury Obligations — 170,539,131 — 170,539,131
Asset-Backed Securities — 73,384,672 — 73,384,672
Commercial Mortgage-Backed Securities — 24,151,447 — 24,151,447
Collateralized Mortgage Obligations — 22,668,230 — 22,668,230
U.S. Government Agency Obligations — 345,117 — 345,117
Short-Term Investments 7,188,000 73,939,363 — 81,127,363
Total Investments, at fair value $ 7,188,000 $ 586,061,861 $ — $ 593,249,861
Other Financial Instruments+
Futures 355,180 — — 355,180
Total Assets $ 7,543,180 $ 586,061,861 $ — $ 593,605,041
Liabilities Table
Other Financial Instruments+
Futures $ (2,517,387) $ — $ — $ (2,517,387)
Total Liabilities $ (2,517,387) $ — $ — $ (2,517,387)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2023, the following futures contracts were outstanding for Voya Short Term Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 861 09/29/23 $ 175,078,969 $ (2,517,387)
$ 175,078,969 $ (2,517,387)
Short Contracts:
U.S. Treasury 10-Year Note (28) 09/20/23 (3,143,438) 18,598
U.S. Treasury 5-Year Note (154) 09/29/23 (16,492,437) 336,582
$ (19,635,875) $ 355,180
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 192,470
Gross Unrealized Depreciation (13,023,647)
Net Unrealized Depreciation $ (12,831,177)